Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Apr. 30, 2025	Nov. 30, 2024	Sep. 30, 2024	May 31, 2024	Jul. 31, 2023
C000259601 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,512	$ 10,521	$ 10,406	$ 10,241		$ 10,000
C000243875 [Member]
Account Value [Line Items]
Accumulated Value	17,243				$ 12,521				$ 11,549	$ 10,000
C000254162 [Member]
Account Value [Line Items]
Accumulated Value	14,421		12,021		10,170		$ 10,253	$ 10,000
Solactive US Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value	10,381	$ 10,537	10,388	$ 10,157		$ 10,000
S&P 500 Total Return Index ($17,164) [Member]
Account Value [Line Items]
Accumulated Value	17,164				13,225				$ 11,650	$ 10,000
S&P 500 Total Return Index ($13,432) [Member]
Account Value [Line Items]
Accumulated Value	$ 13,432		$ 12,065		$ 10,350		$ 10,491	$ 10,000